Schedule of deconsolidated subsidiaries assets liabilities and non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deconsolidation Of Subsidiaries
Total assets as of each deconsolidated date	$ 651
Total liabilities as of each deconsolidated date	(729)		(78)
Non-controlling interest as of each deconsolidated date	(681)
Total gain from deconsolidation of subsidiaries	$ (759)		$ (78)